STOCKPILES AND ORE ON LEACH PADS (Tables)	12 Months Ended
Dec. 31, 2013
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Stockpiles and Ore on Leach Pads

	At December 31,
	2013	2012
Current:
Stockpiles	$580	$602
Ore on leach pads	225	184

	$805	$786

Long-term:
Stockpiles	$2,434	$2,514
Ore on leach pads	246	382

	$2,680	$2,896

Stockpiles and Ore on Leach Pads, by Segment

	At December 31,
	2013	2012
Stockpiles and ore on leach pads:
Carlin	$439	$358
Phoenix	109	77
Twin Creeks	327	264
La Herradura	57	57
Yanacocha	504	498
Boddington	304	474
Tanami	12	7
Jundee	7	34
Waihi	2	—
Kalgoorlie	107	132
Batu Hijau	1,290	1,543
Ahafo	292	235
Akyem	35	3

	$3,485	$3,682